Public Offering	6 Months Ended
Jun. 30, 2021
Initial Public Offering [Abstract]
Public Offering
Note 3—Public Offering
Pursuant to the Public Offering, the Company sold 172,500,000 Units, which includes an exercise by the underwriter of its over-allotment option in full in the amount of 22,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fifth
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note
8
)
.